PRINCIPAL ACTIVITIES AND ORGANIZATION (Schedule of Subsidiaries, VIE and VIE's Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2016
NQ HK [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Apr. 26, 2010	[1]
Place of Incorporation	Hong Kong	[1]
Relationship	Wholly-owned subsidiary	[1]
Principal Activities	Consumer mobile security services in overseas markets	[1]
NQ US [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Nov. 05, 2010	[2]
Place of Incorporation	United States	[2]
Relationship	Wholly-owned subsidiary	[2]
Principal Activities	Consumer mobile value added services and advertising services in US and overseas markets.	[2]
NQ Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 15, 2007
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ Tongzhou [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 05, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Software design and development for computer and mobile devices and other technology consulting services
Best Partners [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 06, 2013
Place of Incorporation	Cayman Islands
Relationship	Wholly-owned subsidiary of FL Mobile Inc.
Principal Activities	Mobile advertising services
Wanpu Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 06, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of Best Partners
Principal Activities	Advertising services based on mobile internet platform in the PRC
NQ Yizhuang [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 29, 2014
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary
Principal Activities	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
FL Mobile Inc. [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 21, 2013
Place of Incorporation	Cayman Islands
Relationship	Wholly-owned subsidiary
Principal Activities	Mobile advertising and mobile games services
Linkmotion [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 15, 2015
Place of Incorporation	Cayman Islands
Relationship	67%-owned subsidiary
Principal Activities	Optimization of software and hardware in vehicle platform
Glory [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 01, 2015
Place of Incorporation	Seychelles
Relationship	Wholly-owned subsidiary of FL Mobile Hong Kong Limited
Principal Activities	Mobile games distribution
Beijing Technology [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 21, 2005	[3]
Place of Incorporation	The PRC	[3]
Relationship	VIE of NQ Beijing	[3]
Principal Activities	Consumer mobile security services in PRC market and research and development	[3]
Tianjin Qingyun [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Feb. 21, 2012	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of Beijing Technology	[3]
Principal Activities	Financial management services	[3]
Fanyue [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Mar. 21, 2013	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of FL Mobile	[3]
Principal Activities	Off-line user acquisition services	[3]
FL Beijing [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jun. 03, 2013
Place of Incorporation	The PRC
Relationship	Wholly-owned subsidiary of FL Mobile Hong Kong Limited
Principal Activities	Mobile advertising and mobile games services
Wanpu Century [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 06, 2013	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of FL Mobile	[3]
Principal Activities	Advertising services based on mobile internet platform in the PRC	[3]
Tianya [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Sep. 24, 2013	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of Beijing Technology	[3]
Principal Activities	Mobile healthcare application developments and search engine marketing in healthcare industry	[3]
Ruifeng [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 15, 2013	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of Beijing Technology	[3]
Principal Activities	Enterprise mobility system development and iOS training program	[3]
Yinlong [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Nov. 11, 2013	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of Beijing Technology	[3]
Principal Activities	Mobile music search, matching and recognition software services	[3]
Beijing Trustek [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 10, 2014	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of Xinjiang NQ	[3]
Principal Activities	Enterprise mobility solutions and services	[3]
Huayong [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 31, 2014	[3]
Place of Incorporation	The PRC	[3]
Relationship	68%-owned subsidiary of Beijing Technology	[3]
Principal Activities	Research and development of live wallpapers	[3]
Showself [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	May 15, 2014	[3]
Place of Incorporation	The PRC	[3]
Relationship	65%-owned subsidiary of Beijing Technology	[3]
Principal Activities	Development and operation of live mobile social video platform	[3]
Hetu [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 01, 2015	[3]
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of FL Mobile	[3]
Principal Activities	Mobile games design and development	[3]
FL Mobile [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Nov. 30, 2012	[3]
Place of Incorporation	The PRC	[3]
Relationship	63%-owned subsidiary of Xinjiang NQ	[3]
Principal Activities	Mobile games and advertising	[3]
Glory Team Ltd One [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Oct. 01, 2015
Place of Incorporation	Seychelles
Relationship	Wholly-owned subsidiary of FL Mobile Hong Kong Limited
Principal Activities	Mobile games distribution
Launcher [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Feb. 29, 2016	[3]
Place of Incorporation	The PRC	[3]
Relationship	51%-owned subsidiary of Beijing Technology	[3]
Principal Activities	Mobile desktop	[3]
Xinjiang NQ Mobile Venture Capital Investment Co [Member]
Subsidiaries, VIE and VIE's Subsidiaries [Line Items]
Date of Incorporation or acquisition	Jan. 28, 2016
Place of Incorporation	The PRC	[3]
Relationship	Wholly-owned subsidiary of Beijing Technology	[3]
Principal Activities	Financial management services	[3]

[1]	NetQin International Limited was renamed to NQ International Limited on August 1, 2012.
[2]	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
[3]	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.